Joint Arrangements - Husky-CNOOC Madura Ltd. (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 2,866	$ 2,513	$ 1,319
Results of Operations
Revenues	22,252	18,583
Expenses	(20,157)	(17,859)
Proportionate share of net loss	1,457	786
Equity	19,614	17,967
Balance Sheets
Current assets	5,688	5,616
Non-current assets	29,537	27,311
Current liabilities	4,994	3,507
Total Assets	35,225	32,927
Carrying amount in balance sheet	1,319	1,238
Deferred income	205	284	$ 321
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 203	$ 26
Share of equity investment (percent)	40.00%	40.00%
Results of Operations
Revenues	$ 441	$ 97
Expenses	(273)	(80)
Proportionate share of net loss	$ 168	$ 17
Share of equity investment (percent)	40.00%	40.00%
Equity	$ 51	$ 12
Balance Sheets
Current assets	373	152
Non-current assets	2,072	1,993
Current liabilities	(123)	(106)
Non-current liabilities	(1,917)	(1,813)
Total Assets	$ 405	$ 226
Proportion Of Net Assets In Joint Venture	40.00%	40.00%
Carrying amount in balance sheet	$ 650	$ 553
Deferred income	$ 2	$ 0